Materials, energy and consumables used - Other commitment (Details) R in Billions	12 Months Ended
	Jun. 30, 2024 ZAR (R) agreement MW	Jun. 30, 2023 ZAR (R)
Sasol Gas (Pty) Ltd
Purchase commitments
Purchase commitments | R	R 32	R 38
Independent Power Producers
Purchase commitments
Number of Power Purchase Agreements signed	6
Contractual term for agreement signed	20 years
Number of projects that reached financial close	4
Number of projects that did not reach financial close	2
Independent Power Producers | Minimum
Purchase commitments
Amount of renewable energy procured in agreement | MW	600
Msenge Emoyeni Wind Farm Proprietary Limited
Purchase commitments
Contractual term for agreement signed	20 years
Amount of renewable energy procured in agreement | MW	69
Oxygen supply agreements for Secunda Operations
Purchase commitments
Off-take agreements | R	R 211	R 219
Air Liquide
Purchase commitments
Agreement term (in years)	15 years